Share Capital and Reserves (Schedule of Stock Options Outstanding and Exercisable) (Details)		12 Months Ended
		Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding		10,338,720	9,317,296	9,251,640
Number Exercisable		8,288,019
0.77 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	[1]	$ 0.77
Number outstanding		450,000
Number Exercisable		450,000
Expiry Date		January 9, 2020
0.73 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	[2]	$ 0.73
Number outstanding		2,125,000
Number Exercisable		2,125,000
Expiry Date		November 27, 2020
3.16 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 3.16
Number outstanding		457,500
Number Exercisable		457,500
Expiry Date		September 29, 2021
2.24 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 2.24
Number outstanding		325,000
Number Exercisable		325,000
Expiry Date		June 1, 2022
2.12 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 2.12
Number outstanding		2,030,540
Number Exercisable		2,030,540
Expiry Date		August 1, 2022
2.25 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 2.25
Number outstanding		600,000
Number Exercisable		600,000
Expiry Date		September 12, 2022
1.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 1.96
Number outstanding		100,000
Number Exercisable		66,667
Expiry Date		January 15, 2023
2.11 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 2.11
Number outstanding		2,239,256
Number Exercisable		1,492,837
Expiry Date		March 5, 2023
2.11 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 2.11
Number outstanding		100,000
Number Exercisable		66,667
Expiry Date		April 27, 2023
1.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 1.96
Number outstanding		110,000
Number Exercisable		73,333
Expiry Date		September 14, 2023
1.74 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 1.74
Number outstanding		1,701,424
Number Exercisable		567,141
Expiry Date		January 31, 2024
1.49 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 1.49
Number outstanding		50,000
Number Exercisable		16,667
Expiry Date		March 15, 2024
1.20 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 1.20
Number outstanding		50,000
Number Exercisable		16,667
Expiry Date		August 16, 2024

[1]	450,000 stock options exercised subsequent to the year end.
[2]	200,000 stock options exercised subsequent to the year end.